AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 13, 2009.

SECURITIES ACT FILE NO. 333-158151

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 1	☒

LEGG MASON PARTNERS INCOME TRUST

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

55 WATER STREET, NEW YORK, NY 10041

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

1-800-451-2010

(REGISTRANT’S AREA CODE AND TELEPHONE NUMBER)

R. JAY GERKEN

LEGG MASON & CO., LLC

620 EIGHTH AVENUE

NEW YORK, NY 10018

(NAME AND ADDRESS OF AGENT FOR SERVICE)

WITH COPIES TO:

ROGER P. JOSEPH, ESQ.	ROBERT I. FRENKEL, ESQ.
BINGHAM McCUTCHEN LLP	LEGG MASON & CO., LLC
ONE FEDERAL STREET	100 FIRST STAMFORD PLACE
BOSTON, MA 02110	STAMFORD, CT 06902

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after this Registration Statement is declared effective.

It is proposed that this filing become effective August 13, 2009 pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

TITLE OF SECURITIES BEING REGISTERED:

Class A shares and Class I shares

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933, as amended, pursuant to Section 24(f) under the Investment Company Act of 1940, as amended; accordingly, no fee is payable herewith because of reliance upon Section 24(f).

Part A-Prospectus/Proxy Statement and Part B-Statement of Additional Information are incorporated by reference to the Registrant’s Registration Statement on Form N-14 which was filed with the Securities and Exchange Commission on May 1, 2009 (SEC Accession No. 0001193125-09-095546).

PART C

OTHER INFORMATION

ITEM 15.	INDEMNIFICATION

Provisions relating to indemnification of the Registrant’s Trustees and employees are included in Article IX of the Registrant’s Declaration of Trust, which is incorporated herein by reference.

Reference is hereby made to paragraph 10 of the Distribution Agreement between the Registrant and LMIS.

The Directors and officers of the Registrant and the personnel of the Registrant’s manager are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940, as amended.

ITEM 16.	EXHIBITS

Unless otherwise noted, all references are to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”) as filed with the Securities and Exchange Commission (the “SEC”) on March 13, 1985 (File Nos. 2-96408 and 811-4254).

(1)(a) The Registrant’s Declaration of Trust dated as of October 2, 2006 is incorporated by reference to Post-Effective Amendment No. 84 to the Registrant’s Registration Statement as filed with the SEC on April 16, 2007 (“Post-Effective Amendment No. 84”).

(1)(b) Designation of Series of Shares of Beneficial Interests of the Registrant effective as of February 6, 2007 is incorporated herein by reference to Post-Effective Amendment No. 84.

(1)(c) Amended and Restated Designation of Series of Shares of Beneficial Interests in the Registrant, effective as of May 14, 2008, and Amended and Restated Designation of Classes, effective as of May 14, 2008, is incorporated by reference to Post-Effective Amendment No. 116 to the Registrant’s Registration Statement as filed with the SEC on September 12, 2008 (“Post-Effective Amendment No. 116”).

(1)(d) Amended and Restated Designation of Series of Shares of Beneficial Interests in the Registrant, effective as of November 2008, and Amended and Restated Designation of Classes, effective as of November 2008, is incorporated herein by reference to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement as filed with the SEC on November 19, 2008 (“Post-Effective Amendment No. 118”).

(1)(e) Amended and Restated Designation of Series of Shares of Beneficial Interests in the Registrant, effective as of January 1, 2009, and Amended and Restated Designation of Classes, effective as of January 1, 2009, is incorporated herein by reference to Post-Effective Amendment No. 124 as filed with the SEC on February 6, 2009 (“Post-Effective Amendment No. 124”).

(1)(f) Amended and Restated Designation of Series of Shares of Beneficial Interests in the Registrant, effective as of March 13, 2009, and Amended and Restated Designation of Classes, effective as of March 14, 2009, is incorporated herein by reference to the exhibits filed with the Registrant’s Initial Registration Statement on Form N-14 (File No. 333-158151) as filed with the SEC on March 23, 2009 (Accession No. 0001193125-09-061024) (the “Initial Registration Statement”).

(1)(g) Amended and Restated Designation of Series of Shares of Beneficial Interest in the Registrant, effective as of March 15, 2009, and Amended and Restated Designation of Classes, effective as of March 15, 2009, is incorporated herein by reference to Post-Effective Amendment No. 130 as filed with the SEC on April 28, 2009 (“Post-Effective Amendment No. 130”).

(2) The Registrant’s By-Laws dated October 4, 2006 are incorporated by reference to Post-Effective Amendment No. 84.

(3) Not Applicable.

(4) Forms of Agreement and Plan of Reorganization are included in Part A to the Initial Registration Statement.

(5) Not Applicable.

(6)(a) Management Agreement between the Registrant, on behalf of Legg Mason Partners Corporate Bond Fund (formerly Legg Mason Partners Investment Grade Bond Fund), and Legg Mason Partners Fund Advisor, LLC (“LMPFA”) dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 85 to the Registrant’s Registration Statement as filed with the SEC on June 27, 2007 (“Post-Effective Amendment No. 85”).

(6)(b) Form of Letter Amendment to Management Agreement between the Registrant, on behalf of Legg Mason Partners Corporate Bond Fund, and LMPFA is incorporated herein by reference to the Initial Registration Statement.

(6)(c) Management Agreement between the Registrant, on behalf of Legg Mason Partners Short-Term Bond Fund (formerly Legg Mason Partner Short-Term Investment Grade Bond Fund), and LMPFA, dated April 13, 2007, is incorporated herein by reference to Post-Effective Amendment No. 85.

(6)(d) Subadvisory Agreement between LMPFA and Western Asset Management Company (“WAM”) with respect to Legg Mason Partners Corporate Bond Fund, dated April 13, 2007, is incorporated herein by reference to Post-Effective Amendment No. 85.

(6)(e) Subadvisory Agreement between LMPFA and WAM, with respect to Legg Mason Partners Short-Term Investment Grade Bond Fund, dated April 13, 2007, is incorporated herein by reference to Post-Effective Amendment No. 85.

(7) Distribution Agreement between the Registrant and Legg Mason Investor Services, LLC (“LMIS”), on behalf of Legg Mason Partners Adjustable Rate Income Fund, Legg Mason Partners California Municipals Fund, Legg Mason Partners Core Bond Fund, Legg Mason Partners Core Plus Bond Fund, Legg Mason Partners Strategic Income Fund, Legg Mason Partners Global High Yield Bond Fund, Legg Mason Partners Global Income Fund, Legg Mason Partners Government Securities Fund, Legg Mason Partners High Income Fund, Legg Mason Partners Global Inflation Management Fund, Legg Mason Partners Intermediate Maturity California Municipals Fund, Legg Mason Partners Intermediate Maturity New York Municipals Fund, Legg Mason Partners Intermediate-Term Municipals Fund, Legg Mason Partners Corporate Bond Fund, Legg Mason Partners Managed Municipals Fund, Legg Mason Partners Massachusetts Municipals Fund, Legg Mason Partners Municipal High Income Fund, Legg Mason Partners New Jersey Municipals Fund, Legg Mason Partners New York Municipals Fund, Legg Mason Partners Oregon Municipals Fund, Legg Mason Partners Pennsylvania Municipals Fund, Legg Mason Partners Short Duration Municipal Income Fund, Legg Mason Partners Short/Intermediate U.S. Government Fund, Legg Mason Partners Short-Term Bond Fund, Western Asset Emerging Market Debt Portfolio and Western Asset Global High Yield Bond Portfolio, dated December 1, 2008, is incorporated herein by reference to Post-Effective Amendment No. 124.

(8) Emeritus Retirement Plan relating to certain funds established effective as of January 1, 2007, is incorporated herein by reference to Post-Effective Amendment No. 78 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on January 8, 2007.

(9)(a) Custodian Services Agreement with State Street Bank and Trust Company (“State Street”) dated January 1, 2007 is incorporated herein by reference to Post-Effective Amendment No. 85.

(9)(b) Letter Agreement amending the Custodian Services Agreement with State Street dated April 9, 2007 is incorporated herein by reference to Post-Effective Amendment No. 85.

(10)(a) Shareholder Services and Distribution Plan pursuant to Rule 12b-1 of the Registrant, on behalf of Legg Mason Partners Adjustable Rate Income Fund, Legg Mason Partners California Municipals Fund, Legg Mason Partners Core Bond Fund, Legg Mason Partners Core Plus Bond Fund, Legg Mason Partners Strategic Income Fund, Legg Mason Partners Global High Yield Bond Fund, Legg Mason Partners Global Income Fund, Legg Mason Partners Government Securities Fund, Legg Mason Partners High Income Fund, Legg Mason Partners Global Inflation Management Fund, Legg Mason Partners Intermediate Maturity California Municipals Fund, Legg Mason Partners Intermediate Maturity New York Municipals Fund, Legg Mason Partners Intermediate-Term Municipals Fund, Legg Mason Partners Corporate Bond Fund, Legg Mason Partners Managed Municipals Fund, Legg Mason Partners Massachusetts Municipals Fund, Legg Mason Partners Municipal High Income Fund, Legg Mason Partners New Jersey Municipals Fund, Legg Mason Partners New York Municipals Fund, Legg Mason Partners Oregon Municipals Fund, Legg Mason Partners Pennsylvania Municipals Fund, Legg Mason Partners Short Duration Municipal Income Fund, Legg Mason Partners Short/Intermediate U.S. Government Fund, Legg Mason Partners Short-Term Bond Fund, Western Asset Emerging Market Debt Portfolio and Western Asset Global High Yield Bond Portfolio, dated February 6, 2007, as amended July 2009, is incorporated herein by reference to Post-Effective Amendment No. 137 as filed with the SEC on July 29, 2009 (“Post-Effective Amendment No. 137”).

(10)(b) Rule 18f-3(d) Multiple Class Plan of the Registrant dated February 6, 2007 is incorporated herein by reference to Post-Effective Amendment No. 85.

(11) Opinion and Consent of Venable LLP as to the legality of the securities is incorporated herein by reference to the Initial Registration Statement.

(12)(a) Final Opinion of Bingham McCutchen LLP supporting tax matters and consequences to shareholders discussed in the Proxy Statement/Prospectus, with respect to Legg Mason Partners Corporate Bond Fund and Legg Mason Investment Grade Income Portfolio, is filed herewith.

(12)(b) Final Opinion of Bingham McCutchen LLP supporting tax matters and consequences to shareholders discussed in the Proxy Statement/Prospectus, with respect to Legg Mason Partners Short-Term Bond Fund and Legg Mason Limited Duration Bond Portfolio, is filed herewith.

(13)(a) Transfer Agency and Services Agreement with Boston Financial Data Services, Inc. (“BFDS”) dated as of April 4, 2009 is incorporated herein by reference to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement on Form N-1A as filed April 6, 2009.

(13)(b) Co-Transfer Agency and Services Agreement with PNC Global Investment Servicing (U.S.) Inc. dated as of April 1, 2009 is incorporated herein by reference to Post-Effective Amendment No. 137.

(13)(c) Form of License Agreement between the Registrant and Legg Mason Properties, Inc. is incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant’s Registration Statement as filed with the SEC on November 30, 2006.

(13)(d) Fee Waiver and Expense Reimbursement Agreement for Legg Mason Partners Corporate Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 137.

(13)(e) Fee Waiver and Expense Reimbursement Agreement for Legg Mason Partners Short-Term Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 137.

(14)(a) Consent of KPMG LLP, Independent Registered Public Accounting Firm, is incorporated herein by reference to Pre-Effective Amendment No. 3 of the Registrant’s Registration Statement on Form N-14 filed on May 1, 2009 (Accession No. 0001193125-09-087111).

(14)(b) Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm, is incorporated herein by reference to Pre-Effective Amendment No. 3 of the Registrant’s Registration Statement on Form N-14 filed on May 1, 2009 (Accession No. 0001193125-09-087111).

(15) Not Applicable.

(16) Power of Attorney dated March 16, 2009 is incorporated herein by reference to the Initial Registration Statement.

(17)(a) Forms of Proxy Card are incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 (File No. 333-158151) as filed with the SEC on April 24, 2009 (Accession No. 0001193125-09-087111).

(17)(b) Prospectus and Statement of Additional Information of Legg Mason Investment Grade Income Portfolio and Legg Mason Limited Duration Bond Portfolio dated May 1, 2009, are incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-14 (File No. 333-158151) as filed with the SEC on May 1, 2009 (Accession No. 0001193125-09-095546).

(17)(c) Prospectus and Statement of Additional Information of Legg Mason Partners Corporate Bond Fund dated May 1, 2009, are incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-14 (File No. 333-158151) as filed with the SEC on May 1, 2009 (Accession No. 0001193125-09-095546).

(17)(d) Prospectus and Statement of Additional Information of Legg Mason Partners Short-Term Bond Fund dated May 1, 2009, are incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-14 (File No. 333-158151) as filed with the SEC on May 1, 2009 (Accession No. 0001193125-09-095546).

(17)(e) Annual Report of Legg Mason Investment Grade Income Portfolio and Legg Mason Limited Duration Bond Portfolio for the year ended December 31, 2008 is incorporated herein by reference to the Initial Registration Statement.

(17)(f) Annual Report of Legg Mason Partners Corporate Bond Fund for the year ended December 31, 2008 is incorporated herein by reference to the Initial Registration Statement.

(17)(g) Annual Report of Legg Mason Partners Short-Term Bond Fund for the year ended December 31, 2008 is incorporated herein by reference to the Initial Registration Statement.

(17)(h) Code of Ethics of Citigroup Asset Management—North America (adopted by LMPFA), as amended September 13, 2005, is incorporated herein by reference to Post-Effective Amendment No. 75.

(17)(i) Code of Ethics of LMIS dated December 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 75.

(17)(j) Code of Ethics of WAM and certain supervised affiliates as of July 2007 is incorporated herein by reference to Post-Effective Amendment No. 116.

ITEM 17.	UNDERTAKINGS

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the “1933 Act”) [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other terms of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to this Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), the Registrant certifies that it meets all of the requirements for effectiveness of the Amendment to the Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act and has duly caused this Amendment to be signed on its behalf by the undersigned thereunto duly authorized, in the City of New York, State of New York, on the 13th day of August, 2009.

LEGG MASON PARTNERS INCOME TRUST, on behalf of its series

Legg Mason Partners Corporate Bond Fund

Legg Mason Partners Short-Term Bond Fund

By:	/s/ R. Jay Gerken
R. Jay Gerken
President

As required by the Securities Act, this Amendment has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ R. Jay Gerken	President, Principal Executive Officer and Trustee	August 13, 2009
R. Jay Gerken

/s/ Frances M. Guggino	Treasurer and Chief Financial Officer	August 13, 2009
Frances M. Guggino

/s/ Elliott J. Berv*	Trustee	August 13, 2009
Elliott J. Berv

/s/ A. Benton Cocanougher*	Trustee	August 13, 2009
A. Benton Cocanougher

/s/ Jane F. Dasher*	Trustee	August 13, 2009
Jane F. Dasher

/s/ Mark T. Finn*	Trustee	August 13, 2009
Mark T. Finn

/s/ Rainer Greeven*	Trustee	August 13, 2009
Rainer Greeven

/s/ Stephen R. Gross*	Trustee	August 13, 2009
Stephen R. Gross

/s/ Richard E. Hanson, Jr.*	Trustee	August 13, 2009
Richard E. Hanson, Jr.

/s/ Diana R. Harrington*	Trustee	August 13, 2009
Diana R. Harrington

/s/ Susan M. Heilbron*	Trustee	August 13, 2009
Susan M. Heilbron

/s/ Susan B. Kerley*	Trustee	August 13, 2009
Susan B. Kerley

/s/ Alan G. Merten*	Trustee	August 13, 2009
Alan G. Merten

/s/ R. Richardson Pettit*	Trustee	August 13, 2009
R. Richardson Pettit

*By:	/s/ R. Jay Gerken
R. Jay Gerken

*	Attorney-in-Fact, pursuant to Power of Attorney.

EXHIBIT INDEX

EXHIBIT NO.	EXHIBITS
12(a)	Final Opinion of Bingham McCutchen LLP supporting tax matters and consequences to shareholders discussed in the Proxy Statement/Prospectus, with respect to Legg Mason Partners Corporate Bond Fund and Legg Mason Investment Grade Income Portfolio.

12(b)	Final Opinion of Bingham McCutchen LLP supporting tax matters and consequences to shareholders discussed in the Proxy Statement/Prospectus, with respect to Legg Mason Partners Short-Term Bond Fund and Legg Mason Limited Duration Bond Portfolio.